Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	$	$	$	$
RSA pool management fees and commissions (i)	—	—	—	(2,799)
Commercial management fees (ii)	—	—	—	(1,187)
Vessel operating expenses - technical management fee (iii)	(2,800)	(2,020)	(8,900)	(6,442)
Strategic and administrative service fees (iv)	(7,875)	(6,761)	(25,204)	(13,678)
Secondment fees (v)	(189)	(148)	(548)	(188)
LNG service revenues (vi)	72	84	344	252
Technical management fee revenue (vii)	3,490	3,828	9,819	5,048
Service revenues (viii)	343	1,003	758	1,280
Entities under Common Control (note 4)
RSA pool management fees and commissions (i)	—	—	—	2,799
Commercial management fees (ii)	—	—	—	1,187
Strategic and administrative service fees (iv)	—	—	—	(7,026)
Technical management fee revenue (vii)	—	—	—	4,890
Service revenues (viii)	—	—	—	1,772

(i)
Prior to 2018, the Company’s share of TTOL’s fees for RSAs are reflected as a reduction to net pool revenues on the Company’s consolidated statements of loss. The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (notes 4 and 6(c)). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

(ii)
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels that are not included in the RSAs are reflected in voyage expenses on the Company’s consolidated statements of loss. Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

(iii)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statements of loss.

(iv)
The Manager's strategic and administrative service fees have been presented in general and administrative expenses on the Company's consolidated statements of loss. The Company's executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company's long-term incentive plan described in note 12) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company's management matters through the strategic portion of the management fee.

(v)
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses on the Company's consolidated statements of loss.

(vi)
The Company's ship-to-ship transfer business has an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP (which is controlled by Teekay), for the Bahrain LNG Import Terminal (or the Terminal). The Terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest. The Company's ship-to-ship transfer business also has a services agreement with Teekay Shipping Ltd., an entity wholly-owned by Teekay, to provide certain LNG services.

(vii)
The Company receives reimbursements from Teekay who subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of loss.

(viii)
The Company recorded revenue relating to TTOL's administration of certain RSAs and provision of certain commercial services to participants in the arrangements. The Company also recorded revenues of $1.8 million for the nine months ended September 30, 2017 associated with the Entities under Common Control.